SHARE-BASED COMPENSATION (Schedule of option activity related to options granted to employees) (Details) - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Number of options
Options outstanding at beginning of period	2,916,209
Options granted	528,398
Options forfeited and expired	(173,632)
Options outstanding at end of period	3,270,975
Options exercisable at end of period	618,075
Weighted average exercise price
Options outstanding at beginning of period	$ 2.41
Options granted	0.59
Options forfeited and expired	1.35
Options outstanding at end of period	2.17
Options exercisable at end of period	$ 6.83
Weighted average remaining contractual life
Options outstanding	8 years 9 months 14 days	9 years 1 month 17 days
Options exercisable at end of period	6 years 9 months